Taxation (Details) - Schedule of Significant Components of Deferred Taxes - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Significant Components of Deferred Taxes [Abstract]
Inventories provision		$ 32
Accrued salary and welfare payable	44	217
Property, plant and equipment		175
Total deferred tax assets	44	424
Intangible assets	15	15
Deferred cost of revenue	111
Others	1,186	894
Total deferred tax liabilities	$ 1,312	$ 909